Warrants	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

NOTE 6 – WARRANTS

On September 15, 2017, the Company issued 48,232 warrants in settlement of a finder's fee, which warrants were exercisable on a cashless basis for a period of seven years. All 48,232 warrants were exercised for 20,348 ordinary shares upon consummation of the Merger.

In accordance with ASC 815: "Derivatives and Hedging", one of the characteristics of a derivative is that its terms require or permit net settlement. Accordingly, all warrants were classified as a non-current liability measured at fair value.

	Year ended December 31,
	2019	2018
Balance at January 1	$192	$344
Exchange differences arising from translation to presentation currency	6	(20)
Changes in values of warrants exercisable into shares liability	51	(132)
Fair value of warrants at exercise date	(249)	-
Balance at December 31	$-	$192

The fair value of warrants prior to the Merger was valued by using the OPM pricing model. Fair value as of December 31, 2018 was estimated using the following assumptions for the warrants' call option:

Dividend yield	-
Expected yearly volatility	75.8%
Annual risk-free interest	2.74%
Expected life	1 month